Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Basic and Diluted Earnings Per Share

The following table summarizes the basic and diluted earnings per share calculations (in millions, except per share amounts):

	2014	2013	2012
Numerator - Basic:
Net income (loss) attributable to common shareholders	$(398.8)	$233.7	$117.7

Numerator - Diluted:
Net income (loss) attributable to common shareholders	$(398.8)	$233.7	$117.7
Add: Net income (loss) attributable to noncontrolling interests	(430.7)	—	—

Dilutive net income (loss) available to common shareholders and noncontrolling interests	$(829.5)	$233.7	$117.7

Denominator:
Weighted average common shares - basic	343.7	351.0	349.7
Exchange of noncontrolling interests for common shares (Note 17)	14.5	—	—
Effect of other dilutive securities (a)	—	6.8	4.4

Weighted average common shares - diluted	358.2	357.8	354.1

Basic earnings (loss) per share	$(1.16)	$0.67	$0.34
Diluted earnings (loss) per share	$(2.32)	$0.65	$0.33
Anti-dilutive stock options outstanding	21.3	2.9	2.7

(a)	There is no effect of other dilutive securities for the year ended December 31, 2014 because a net loss was reported during this period causing any potentially dilutive securities to be anti-dilutive. Therefore, 21.3 million shares of potentially dilutive securities were excluded in the calculation of diluted earnings (loss) per share since their impact would have been anti-dilutive.